Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Interest income		£ 28,051	£ 17,645	[1],[2]	£ 13,258	[1]
Interest expense		(14,753)	(4,723)	[1],[2]	(2,386)	[1]
Net interest income		13,298	12,922	[1],[2]	10,872	[1]
Fee and commission income		2,926	2,790	[1],[2]	2,608	[1]
Fee and commission expense		(1,095)	(1,070)	[1],[2]	(1,185)	[1]
Net fee and commission income		1,831	1,720	[1],[2]	1,423	[1]
Net trading income (losses)		18,049	(19,987)	[1],[2]	17,200	[1]
Insurance premium income	[1]				8,283
Insurance revenue		3,008	2,461	[1],[2]
Insurance service expense		(2,414)	(3,863)	[1],[2]
Net income from reinsurance contracts held		2	62	[1],[2]
Insurance service result		596	(1,340)	[1],[2]
Other operating income		1,631	1,339	[1],[2]	1,172	[1]
Other income		22,107	(18,268)	[1],[2]	28,078	[1]
Total income		35,405	(5,346)	[1],[2]	38,950	[1]
Insurance claims and changes in insurance and investment contract liabilities	[1]				(21,120)
Net finance (expense) income from insurance, participating investment and reinsurance contracts		(11,684)	15,893	[1],[2]
Movement in third party interests in consolidated funds		(1,109)	1,035	[1],[2]	(1,506)	[1]
Change in non-participating investment contracts		(3,983)	3,959	[1],[2]
Total income, after net finance (expense) income in respect of insurance and investment contracts		18,629	15,541	[1],[2]	16,324	[1]
Operating expenses		(10,823)	(9,237)	[1],[2]	(10,800)	[1]
Impairment (charge) credit		(303)	(1,522)	[1],[2]	1,378	[1]
Profit before tax		7,503	4,782	[3],[4]	6,902	[1]
Tax expense		(1,985)	(859)	[1],[2]	(1,017)	[1]
Profit for the year		5,518	3,923	[1],[2],[5]	5,885	[1]
Profit attributable to ordinary shareholders		4,933	3,389	[1],[2]	5,355	[1]
Profit attributable to other equity holders		527	438	[1],[2]	429	[1]
Profit attributable to equity holders		5,460	3,827	[1],[2]	5,784	[1]
Profit attributable to non-controlling interests		£ 58	£ 96	[1],[2]	£ 101	[1]
Basic earnings per share (in GBP per share)		£ 0.076	£ 0.049	[1],[2]	£ 0.075	[1]
Diluted earnings per share (in GBP per share)		£ 0.075	£ 0.049	[1],[2]	£ 0.075	[1]

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[3]	2 Restated for presentational changes; see note 1.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.